The Chesapeake Growth Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Common Stocks - 92.5%	Shares	Value
Communications - 9.3%
Internet Media & Services - 9.3%
Alphabet, Inc. - Class C	13,743	$ 2,379,601
Netflix, Inc. *	1,855	1,165,589
Uber Technologies, Inc. *	6,225	401,326
		3,946,516
Consumer Discretionary - 16.4%
Automotive - 0.8%
Ferrari N.V.	885	365,514

E-Commerce Discretionary - 5.6%
Amazon.com, Inc. *	12,695	2,373,711

Home Construction - 3.7%
Toll Brothers, Inc.	11,135	1,589,076

Leisure Facilities & Services - 1.0%
Chipotle Mexican Grill, Inc. *	7,681	417,232

Retail - Discretionary - 5.3%
lululemon athletica, inc. *	2,641	683,121
TJX Companies, Inc. (The)	13,917	1,572,899
		2,256,020
Consumer Staples - 2.8%
Beverages - 2.8%
Monster Beverage Corporation *	23,459	1,206,966

Energy - 4.2%
Oil & Gas Producers - 4.2%
Exxon Mobil Corporation	14,971	1,775,411

Financials - 7.9%
Asset Management - 5.4%
Blackstone, Inc.	1,625	230,994
UBS Group AG	68,175	2,057,521
		2,288,515
Banking - 2.5%
Citigroup, Inc.	16,785	1,089,011

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 92.5% (Continued)	Shares	Value
Health Care - 6.7%
Biotech & Pharma - 2.4%
Eli Lilly & Company	570	$ 458,434
Novo Nordisk A/S - ADR	4,180	554,393
		1,012,827
Health Care Facilities & Services - 3.1%
Humana, Inc.	3,700	1,337,957

Medical Equipment & Devices - 1.2%
Danaher Corporation	1,780	493,202

Industrials - 9.5%
Aerospace & Defense - 8.3%
Boeing Company (The) *	7,668	1,461,521
TransDigm Group, Inc.	1,617	2,092,754
		3,554,275
Diversified Industrials - 1.2%
Emerson Electric Company	4,245	497,132

Materials - 2.8%
Construction Materials - 2.8%
Vulcan Materials Company	4,340	1,191,373

Technology - 32.9%
Semiconductors - 7.4%
Broadcom, Inc.	4,680	751,982
NVIDIA Corporation	11,055	1,293,656
NXP Semiconductors N.V.	4,256	1,120,009
		3,165,647
Software - 10.9%
Microsoft Corporation	6,368	2,664,053
ServiceNow, Inc. *	955	777,742
Synopsys, Inc. *	2,115	1,180,847
		4,622,642
Technology Hardware - 6.5%
Apple, Inc.	12,389	2,751,349

Technology Services - 8.1%
Gartner, Inc. *	2,140	1,072,547

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 92.5% (Continued)	Shares	Value
Technology - 32.9% (Continued)
Technology Services - 8.1% (Continued)
Mastercard, Inc. - Class A	5,120	$ 2,374,195
		3,446,742

Total Common Stocks (Cost $26,632,514)		$ 39,381,118

Money Market Funds - 7.3%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 5.22% (a) (Cost $3,110,164)	3,110,164	$ 3,110,164

Total Investments at Value - 99.8% (Cost $29,742,678)		$ 42,491,282

Other Assets in Excess of Liabilities - 0.2%		70,742

Total Net Assets - 100.0%		$ 42,562,024

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2024.